Vessels, Net	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Vessels, Net

NOTE 4 – VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2018	$1,360,231	$(316,981)	$1,043,250
Additions	113,391	(52,088)	61,303
Disposals	(5,696)	81	(5,615)
Vessels impairment loss	(97,170)	60,490	(36,680)

Balance December 31, 2019	$1,370,756	$(308,498)	$1,062,258

Additions	57,569	(26,717)	30,852
Vessels impairment loss	(7,500)	700	(6,800)
Balance June 30, 2020	$1,420,825	$(334,515)	$1,086,310

During the six month periods ended June 30, 2020 and 2019, certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation, amounted to $1,519 and $5,767, respectively (see Note 12 – Transactions with related parties).

Acquisition of Vessels

2020

On June 29, 2020, Navios Partners acquired five drybulk vessels, three Panamax and two Ultra-Handymax, for a fair value of $56,050, in total, following the liquidation of Navios Europe II (see Note 12 – Transactions with related parties).

2019

On December 16, 2019, Navios Partners acquired four drybulk vessels, from an entity affiliated with the Company’s Chairman and CEO, for a fair value of $40,379, in total, through a bank financing of $37,000 (see Note 12 - Transactions with Related Parties).

On December 13, 2019, Navios Partners acquired three Sub-Panamax and two Panamax Containerships for a fair value of $56,083, in total, following the liquidation of Navios Europe I.

Sale of Vessels

2019

On April 23, 2019, Navios Partners sold the Navios Galaxy I to an unrelated third party, for a net sale price of $5,978. Following the impairment loss of $7,345 recognized as of March 31, 2019, no loss on sale occurred upon disposal of the vessel.

Vessels impairment loss

2020

Impact of COVID-19 on the Company’s Business

The spread of the COVID-19 virus, which has been declared a pandemic by the World Health Organization, in 2020 has caused substantial disruptions in the global economy and the shipping industry, as well as significant volatility in the financial markets, the severity and duration of which remains uncertain.

The impact of the COVID-19 pandemic continues to unfold and may continue to have negative effect on our business, financial performance and the results of our operations, including due to decreased demand for global seaborne dry bulk and container trade and dry bulk and containership charter rates, the extent of which will depend largely on future developments. As a result, many of our estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, our estimates may change in future periods.

We have evaluated the impact of current economic situation on the recoverability of the carrying amount of our vessels. As of June 30, 2020, we concluded that events and circumstances triggered the existence of potential impairment of our vessels. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on our future operations.

As a result, we performed step one of the impairment assessment of our vessels by comparing the undiscounted projected net operating cash flows for each vessel to its carrying value.As of June 30, 2020, our assessment concluded that step two of the impairment analysis was required for three containerships held and used, as the undiscounted projected net operating cash flows did not exceed the carrying value. As a result, the Company recorded an impairment loss of $6,800 for these vessels, being the difference between the fair value and the vessel’s carrying value together with the carrying value of deferred drydock and special survey costs related to the vessel presented under the caption “Vessels impairment loss” in the condensed Consolidated Statements of Operations.

2019

As of December 31, 2019, our assessment concluded that step two of the impairment analysis was required for one of our vessels held and used, as the undiscounted projected net operating cash flows did not exceed the carrying value. As a result, the Company recorded an impairment loss of $29,335 for this vessel, being the difference between the fair value and the vessel’s carrying value together with the carrying value of deferred drydock and special survey costs related to the vessel.

On March 21, 2019, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the disposal of the Navios Galaxy I for a net sale price of $5,978. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of March 31, 2019. As of March 31, 2019, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $7,345 has been recognized under the line item “Vessels impairment loss” in the condensed Consolidated Statements of Operations as of March 31, 2019. The vessel was sold on April 23, 2019.